Schedule of Liability for Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Reduction of net operating loss carryforwards		$ 309
Noncurrent tax liability (reflected in Other long-term liabilities)	309
Total liability for unrecognized tax benefits	$ 309	$ 309